Dominion Funds, Inc.

Fairfax Global Trends Fund

Incorporated herein by reference is the definitive version of the prospectus for Fairfax Global Trends Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on October 5, 2012 (SEC Accession No. 0000910472-12-003065).